UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Transparent Value Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.0%
Consumer, Non-cyclical - 24.4%
ABIOMED, Inc.*	47,375	$8,878,549
Centene Corp.*	87,792	8,856,457
Cintas Corp.	53,624	8,356,228
PayPal Holdings, Inc.*	109,468	8,059,034
Vertex Pharmaceuticals, Inc.*	46,956	7,036,826
Alexion Pharmaceuticals, Inc.*	57,250	6,846,528
Sysco Corp.	110,007	6,680,725
Moody's Corp.	43,036	6,352,544
S&P Global, Inc.	37,322	6,322,347
Edwards Lifesciences Corp.*	53,955	6,081,268
Regeneron Pharmaceuticals, Inc.*	14,048	5,281,486
Square, Inc. — Class A*	144,881	5,023,024
Avery Dennison Corp.	40,856	4,692,720
UnitedHealth Group, Inc.	20,182	4,449,324
Monster Beverage Corp.*	70,099	4,436,566
Align Technology, Inc.*	19,087	4,240,941
Vantiv, Inc. — Class A*	57,349	4,218,019
Estee Lauder Companies, Inc. — Class A	32,967	4,194,721
Constellation Brands, Inc. — Class A	17,927	4,097,574
Teleflex, Inc.	14,887	3,704,183
Thermo Fisher Scientific, Inc.	19,304	3,665,443
Tyson Foods, Inc. — Class A	43,589	3,533,760
Zoetis, Inc.	44,581	3,211,615
IQVIA Holdings, Inc.*	32,671	3,198,491
Illumina, Inc.*	14,323	3,129,432
Amgen, Inc.	17,906	3,113,853
AbbVie, Inc.	31,233	3,020,544
McCormick & Company, Inc.	29,574	3,013,886
Global Payments, Inc.	28,984	2,905,356
Bristol-Myers Squibb Co.	47,263	2,896,277
Mondelez International, Inc. — Class A	66,617	2,851,208
Biogen, Inc.*	8,886	2,830,813
Universal Health Services, Inc. — Class B	24,453	2,771,747
Molson Coors Brewing Co. — Class B	33,302	2,733,095
Quanta Services, Inc.*	68,972	2,697,495
Live Nation Entertainment, Inc.*	60,812	2,588,767
Incyte Corp.*	25,798	2,443,329
Clorox Co.	16,367	2,434,428
Total Consumer, Non-cyclical		170,848,603
Financial - 19.0%
Fifth Third Bancorp	270,076	8,194,106
JPMorgan Chase & Co.	73,040	7,810,898
Signature Bank*	45,278	6,214,858
Northern Trust Corp.	47,029	4,697,727
Citizens Financial Group, Inc.	107,044	4,493,707
Ally Financial, Inc.	153,474	4,475,302
American Financial Group, Inc.	40,578	4,404,336
FNF Group	111,484	4,374,632
Unum Group	79,204	4,347,507
Regions Financial Corp.	245,996	4,250,811
Zions Bancorporation	81,441	4,139,646
KeyCorp	194,922	3,931,577
CBRE Group, Inc. — Class A*	90,413	3,915,787
SEI Investments Co.	54,341	3,904,944
BlackRock, Inc. — Class A	7,575	3,891,353
Prudential Financial, Inc.	33,097	3,805,493
Mastercard, Inc. — Class A	24,971	3,779,611
Bank of New York Mellon Corp.	70,147	3,778,117
Cullen/Frost Bankers, Inc.	39,237	3,713,782
Bank of America Corp.	125,158	3,694,664
Willis Towers Watson plc	23,497	3,540,763
Equinix, Inc. REIT	7,807	3,538,289
Cincinnati Financial Corp.	46,071	3,453,943
Visa, Inc. — Class A	29,511	3,364,844
Citigroup, Inc.	44,994	3,348,004
American Tower Corp. — Class A REIT	22,827	3,256,728
Raymond James Financial, Inc.	35,353	3,157,023
Weyerhaeuser Co. REIT	88,409	3,117,301
Kilroy Realty Corp. REIT	39,314	2,934,790
Realogy Holdings Corp.	105,318	2,790,927
Liberty Property Trust REIT	62,513	2,688,684
PNC Financial Services Group, Inc.	15,378	2,218,892
American Campus Communities, Inc. REIT	53,649	2,201,219
CIT Group, Inc.	44,550	2,193,196
Total Financial		133,623,461
Technology - 12.7%
IPG Photonics Corp.*	41,957	8,984,252
salesforce.com, Inc.*	79,788	8,156,727
Red Hat, Inc.*	60,610	7,279,261
Cognizant Technology Solutions Corp. — Class A	90,381	6,418,859
Analog Devices, Inc.	68,758	6,121,525
Apple, Inc.	33,893	5,735,712
Applied Materials, Inc.	94,921	4,852,361
Lam Research Corp.	25,148	4,628,992
KLA-Tencor Corp.	39,327	4,132,088
Intel Corp.	88,592	4,089,407
Fortinet, Inc.*	91,759	4,008,951
Texas Instruments, Inc.	33,358	3,483,910
VMware, Inc. — Class A*	26,109	3,271,980
Western Digital Corp.	40,894	3,252,300
MSCI, Inc. — Class A	25,426	3,217,406
Synopsys, Inc.*	37,463	3,193,346
Broadcom Ltd.	12,011	3,085,626
Cadence Design Systems, Inc.*	65,113	2,723,026
Intuit, Inc.	16,339	2,577,967
Total Technology		89,213,696
Consumer, Cyclical - 12.3%
Lennar Corp. — Class A	129,674	8,200,584
CarMax, Inc.*	106,236	6,812,915
Lear Corp.	37,026	6,541,013
Southwest Airlines Co.	93,352	6,109,888
DR Horton, Inc.	104,575	5,340,645
Delta Air Lines, Inc.	91,729	5,136,824
Burlington Stores, Inc.*	37,378	4,598,615
Nike, Inc. — Class B	71,716	4,485,836
Home Depot, Inc.	22,624	4,287,927
Costco Wholesale Corp.	21,931	4,081,798
Darden Restaurants, Inc.	41,092	3,945,654
Marriott International, Inc. — Class A	26,139	3,547,847
Lowe's Companies, Inc.	37,291	3,465,825

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Consumer, Cyclical - 12.3% (continued)
Wyndham Worldwide Corp.	26,979	$3,126,057
LKQ Corp.*	76,847	3,125,367
TJX Companies, Inc.	40,183	3,072,392
Hilton Worldwide Holdings, Inc.	37,697	3,010,482
Norwegian Cruise Line Holdings Ltd.*	51,605	2,747,966
Allison Transmission Holdings, Inc.	61,192	2,635,540
AutoNation, Inc.*	44,375	2,277,769
Total Consumer, Cyclical		86,550,944
Industrial - 12.1%
WestRock Co.	124,697	7,882,097
TransDigm Group, Inc.	28,139	7,727,532
Hubbell, Inc.	55,717	7,540,739
Ball Corp.	159,190	6,025,342
Johnson Controls International plc	144,241	5,497,025
Agilent Technologies, Inc.	80,511	5,391,821
Lennox International, Inc.	20,108	4,187,692
Northrop Grumman Corp.	12,141	3,726,194
Masco Corp.	75,596	3,321,688
Raytheon Co.	17,677	3,320,625
Arrow Electronics, Inc.*	40,191	3,231,758
General Dynamics Corp.	15,473	3,147,982
Vulcan Materials Co.	22,849	2,933,126
Packaging Corporation of America	23,939	2,885,846
Allegion plc	36,146	2,875,776
FedEx Corp.	11,486	2,866,216
FLIR Systems, Inc.	58,866	2,744,333
AO Smith Corp.	44,528	2,728,676
Jabil, Inc.	98,999	2,598,724
Ingersoll-Rand plc	24,275	2,165,087
United Parcel Service, Inc. — Class B	17,632	2,100,853
Total Industrial		84,899,132
Communications - 8.8%
Facebook, Inc. — Class A*	47,692	8,415,730
Alphabet, Inc. — Class C*	8,036	8,408,871
Amazon.com, Inc.*	6,615	7,736,044
CDW Corp.	95,813	6,658,045
Arista Networks, Inc.*	20,169	4,751,413
Twenty-First Century Fox, Inc. — Class A	100,981	3,486,874
LogMeIn, Inc.	28,397	3,251,457
AT&T, Inc.	82,688	3,214,909
Verizon Communications, Inc.	60,011	3,176,382
VeriSign, Inc.*	25,491	2,917,190
Charter Communications, Inc. — Class A*	8,122	2,728,667
Scripps Networks Interactive, Inc. — Class A	28,395	2,424,365
Expedia, Inc.	19,315	2,313,358
News Corp. — Class A	124,553	2,019,004
Total Communications		61,502,309
Energy - 5.9%
Diamondback Energy, Inc.*	61,574	7,773,718
Pioneer Natural Resources Co.	37,651	6,507,975
Andeavor	52,474	5,999,877
Valero Energy Corp.	54,275	4,988,415
Halliburton Co.	95,168	4,650,860
HollyFrontier Corp.	51,427	2,634,091
Phillips 66	23,222	2,348,905
Devon Energy Corp.	54,686	2,264,001
Range Resources Corp.	131,478	2,243,015
Marathon Petroleum Corp.	31,642	2,087,739
Total Energy		41,498,596
Utilities - 1.8%
NRG Energy, Inc.	96,953	2,761,222
Vistra Energy Corp.*	141,525	2,592,738
Exelon Corp.	65,657	2,587,542
NiSource, Inc.	90,797	2,330,759
AES Corp.	199,752	2,163,314
Total Utilities		12,435,575
Total Common Stocks
(Cost $561,439,436)		680,572,316

EXCHANGE-TRADED FUNDS† - 2.7%
SPDR S&P 500 ETF Trust	72,139	19,251,014
Total Exchange-Traded Funds
(Cost $19,213,726)		19,251,014
Total Investments - 99.7%
(Cost $580,653,162)		$699,823,330
Other Assets & Liabilities, net - 0.3%		1,988,848
Total Net Assets - 100.0%		$701,812,178

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$680,572,316	$—	$—	$680,572,316
Exchange-Traded Funds	19,251,014	—	—	19,251,014
Total Assets	$699,823,330	$—	$—	$699,823,330

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 96.6%
Financial - 21.8%
Uniti Group, Inc. REIT	34,880	$620,515
PacWest Bancorp	5,596	282,038
Lazard Ltd. — Class A	5,094	267,435
Invesco Ltd.	6,200	226,548
Popular, Inc.	6,000	212,940
First American Financial Corp.	3,421	191,713
SunTrust Banks, Inc.	2,784	179,819
Principal Financial Group, Inc.	2,482	175,130
Prudential Financial, Inc.	1,492	171,550
Huntington Bancshares, Inc.	11,442	166,596
BB&T Corp.	3,274	162,783
Validus Holdings Ltd.	3,407	159,856
Cullen/Frost Bankers, Inc.	1,609	152,292
Ameriprise Financial, Inc.	898	152,184
BlackRock, Inc. — Class A	296	152,058
KeyCorp	7,354	148,330
Associated Banc-Corp.	5,686	144,424
PNC Financial Services Group, Inc.	959	138,374
JPMorgan Chase & Co.	1,225	131,002
U.S. Bancorp	2,418	129,556
Mastercard, Inc. — Class A	258	39,051
Visa, Inc. — Class A	316	36,031
Total Financial		4,040,225
Consumer, Non-cyclical - 21.2%
Macquarie Infrastructure Corp.	5,340	342,828
Altria Group, Inc.	3,390	242,080
Flowers Foods, Inc.	12,387	239,193
AbbVie, Inc.	2,441	236,069
Pfizer, Inc.	6,147	222,644
Nielsen Holdings plc	4,916	178,943
Kellogg Co.	2,513	170,833
Philip Morris International, Inc.	1,530	161,645
Kimberly-Clark Corp.	1,327	160,116
Kroger Co.	5,500	150,975
Sysco Corp.	2,375	144,234
Johnson & Johnson	1,014	141,676
Eli Lilly & Co.	1,632	137,839
Bristol-Myers Squibb Co.	2,201	134,877
Hershey Co.	1,180	133,942
Clorox Co.	894	132,973
Dr Pepper Snapple Group, Inc.	1,360	132,002
Abbott Laboratories	2,298	131,147
Booz Allen Hamilton Holding Corp.	3,370	128,498
Amgen, Inc.	719	125,034
HealthSouth Corp.	2,373	117,250
Medtronic plc	1,435	115,876
Colgate-Palmolive Co.	1,513	114,156
Perrigo Company plc	600	52,296
Total System Services, Inc.	571	45,160
Zoetis, Inc.	544	39,190
Total Consumer, Non-cyclical		3,931,476
Consumer, Cyclical - 13.6%
Kohl's Corp.	7,179	389,317
Six Flags Entertainment Corp.	4,938	328,723
WW Grainger, Inc.	1,056	249,480
Darden Restaurants, Inc.	2,500	240,050
General Motors Co.	5,589	229,093
Watsco, Inc.	1,272	216,291
Fastenal Co.	3,840	210,009
Newell Brands, Inc.	6,450	199,305
Cinemark Holdings, Inc.	5,692	198,195
CVS Health Corp.	1,825	132,313
Nu Skin Enterprises, Inc. — Class A	1,861	126,976
Total Consumer, Cyclical		2,519,752
Technology - 10.7%
International Business Machines Corp.	1,800	276,156
Intel Corp.	4,585	211,643
Maxim Integrated Products, Inc.	3,419	178,745
Texas Instruments, Inc.	1,497	156,347
HP, Inc.	7,344	154,297
Microsoft Corp.	1,633	139,687
Broadridge Financial Solutions, Inc.	1,349	122,192
Analog Devices, Inc.	1,268	112,890
Western Digital Corp.	1,403	111,581
Microchip Technology, Inc.	1,076	94,559
Oracle Corp.	1,639	77,492
Jack Henry & Associates, Inc.	656	76,726
CSRA, Inc.	2,116	63,311
Intuit, Inc.	400	63,112
Genpact Ltd.	1,700	53,958
CDK Global, Inc.	733	52,248
SS&C Technologies Holdings, Inc.	981	39,711
Total Technology		1,984,655
Energy - 8.6%
Helmerich & Payne, Inc.	7,514	485,705
Targa Resources Corp.	9,936	481,101
Occidental Petroleum Corp.	4,637	341,562
ONEOK, Inc.	5,367	286,866
Total Energy		1,595,234
Industrial - 6.6%
Emerson Electric Co.	2,845	198,268
Eaton Corporation plc	2,418	191,046
Caterpillar, Inc.	1,181	186,102
WestRock Co.	2,463	155,686
Cummins, Inc.	865	152,794
Hubbell, Inc.	1,119	151,446
Corning, Inc.	4,263	136,373
Agilent Technologies, Inc.	673	45,071
Total Industrial		1,216,786
Utilities - 6.0%
Southern Co.	5,408	260,071
AES Corp.	21,565	233,549
Dominion Energy, Inc.	2,740	222,104
Duke Energy Corp.	2,604	219,022
PPL Corp.	5,867	181,584
Total Utilities		1,116,330
Communications - 5.6%
AT&T, Inc.	7,931	308,358
Verizon Communications, Inc.	5,697	301,542
Cisco Systems, Inc.	6,247	239,260
Tribune Media Co. — Class A	4,450	188,991
Total Communications		1,038,151

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Basic Materials - 2.5%
LyondellBasell Industries N.V. — Class A	2,410	$265,871
International Paper Co.	3,287	190,449
Total Basic Materials		456,320
Total Common Stocks
(Cost $16,621,286)		17,898,929

EXCHANGE-TRADED FUNDS† - 2.7%
iShares Select Dividend ETF	5,049	497,630
Total Exchange-Traded Funds
(Cost $498,326)		497,630
Total Investments - 99.3%
(Cost $17,119,612)		$18,396,559
Other Assets & Liabilities, net - 0.7%		135,583
Total Net Assets - 100.0%		$18,532,142

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,898,929	$—	$—	$17,898,929
Exchange-Traded Funds	497,630	—	—	497,630
Total Assets	$18,396,559	$—	$—	$18,396,559

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.9%
Consumer, Non-cyclical - 31.0%
Avery Dennison Corp.	2,779	$319,196
UnitedHealth Group, Inc.	1,359	299,605
Monster Beverage Corp.*	4,723	298,918
Vantiv, Inc. — Class A*	3,901	286,918
Estee Lauder Companies, Inc. — Class A	2,242	285,272
Cigna Corp.	1,384	281,077
Constellation Brands, Inc. — Class A	1,207	275,884
Zoetis, Inc.	3,738	269,285
AbbVie, Inc.	2,738	264,792
Clorox Co.	1,694	251,966
Intuitive Surgical, Inc.*	671	244,875
Aetna, Inc.	1,352	243,887
Becton Dickinson and Co.	1,095	234,395
Total System Services, Inc.	2,799	221,373
IQVIA Holdings, Inc.*	2,199	215,282
Live Nation Entertainment, Inc.*	4,791	203,953
Thermo Fisher Scientific, Inc.	1,069	202,982
McCormick & Company, Inc.	1,987	202,495
Bristol-Myers Squibb Co.	3,181	194,932
Danaher Corp.	2,073	192,416
Pfizer, Inc.	5,263	190,626
Johnson & Johnson	1,362	190,299
Gartner, Inc.*	1,538	189,405
Eli Lilly & Co.	2,161	182,518
Lamb Weston Holdings, Inc.	3,222	181,882
Kroger Co.	6,252	171,617
Perrigo Company plc	1,936	168,742
Molson Coors Brewing Co. — Class B	2,040	167,423
Tyson Foods, Inc. — Class A	2,013	163,194
Alexion Pharmaceuticals, Inc.*	1,153	137,887
Total Consumer, Non-cyclical		6,733,096
Industrial - 16.6%
Lennox International, Inc.	1,354	281,984
Northrop Grumman Corp.	825	253,201
Harris Corp.	1,641	232,448
FLIR Systems, Inc.	4,946	230,583
Waste Management, Inc.	2,637	227,573
L3 Technologies, Inc.	1,136	224,757
Raytheon Co.	1,191	223,729
General Dynamics Corp.	1,042	211,995
Spirit AeroSystems Holdings, Inc. — Class A	2,375	207,219
Deere & Co.	1,288	201,585
Rockwell Collins, Inc.	1,373	186,206
Amphenol Corp. — Class A	1,967	172,703
Berry Global Group, Inc.*	2,852	167,327
3M Co.	708	166,642
Honeywell International, Inc.	1,043	159,954
Kansas City Southern	1,514	159,303
United Parcel Service, Inc. — Class B	1,329	158,350
Sealed Air Corp.	3,175	156,527
Total Industrial		3,622,086
Consumer, Cyclical - 13.5%
Burlington Stores, Inc.*	2,518	309,790
Home Depot, Inc.	1,524	288,844
NVR, Inc.*	80	280,658
Ross Stores, Inc.	3,426	274,937
Costco Wholesale Corp.	1,477	274,899
Darden Restaurants, Inc.	2,768	265,783
Carter's, Inc.	2,175	255,541
Dollar General Corp.	2,436	226,572
Dollar Tree, Inc.*	1,927	206,786
TJX Companies, Inc.	2,701	206,518
Starbucks Corp.	3,337	191,644
Vail Resorts, Inc.	706	150,004
Total Consumer, Cyclical		2,931,976
Financial - 13.1%
Allstate Corp.	3,091	323,659
Progressive Corp.	5,505	310,042
American Financial Group, Inc.	2,760	299,570
Simon Property Group, Inc. REIT	1,472	252,801
Equinix, Inc. REIT	550	249,271
Intercontinental Exchange, Inc.	3,157	222,758
Extra Space Storage, Inc. REIT	2,474	216,351
CME Group, Inc. — Class A	1,427	208,413
Mid-America Apartment Communities, Inc. REIT	1,992	200,316
Arch Capital Group Ltd.*	2,191	198,877
Cboe Global Markets, Inc.	1,583	197,226
Nasdaq, Inc.	2,201	169,103
Total Financial		2,848,387
Technology - 8.3%
VMware, Inc. — Class A*	2,226	278,962
Cognizant Technology Solutions Corp. — Class A	3,310	235,076
Jack Henry & Associates, Inc.	1,790	209,358
Broadridge Financial Solutions, Inc.	2,298	208,153
Oracle Corp.	4,231	200,042
CDK Global, Inc.	2,685	191,387
Intuit, Inc.	1,100	173,558
Fidelity National Information Services, Inc.	1,720	161,835
International Business Machines Corp.	1,000	153,420
Total Technology		1,811,791
Communications - 6.9%
FactSet Research Systems, Inc.	1,257	242,299
AT&T, Inc.	5,571	216,601
Verizon Communications, Inc.	4,036	213,625
Motorola Solutions, Inc.	2,058	185,920
Charter Communications, Inc. — Class A*	507	170,332
Scripps Networks Interactive, Inc. — Class A	1,899	162,137
Twenty-First Century Fox, Inc. — Class A	4,683	161,704
Time Warner, Inc.	1,703	155,773
Total Communications		1,508,391
Utilities - 4.2%
NextEra Energy, Inc.	1,400	218,666
DTE Energy Co.	1,727	189,038
Vistra Energy Corp.*	10,070	184,482
Alliant Energy Corp.	3,732	159,021
Exelon Corp.	3,962	156,142
Total Utilities		907,349

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.9% (continued)
Energy - 3.5%
Phillips 66	1,652	$167,100
Chevron Corp.	1,304	163,248
Range Resources Corp.	9,356	159,613
Cabot Oil & Gas Corp. — Class A	4,821	137,881
Exxon Mobil Corp.	1,577	131,900
Total Energy		759,742
Basic Materials - 0.8%
Newmont Mining Corp.	4,840	181,597
Total Common Stocks
(Cost $18,282,508)		21,304,415

EXCHANGE-TRADED FUNDS† - 1.0%
SPDR S&P 500 ETF Trust	785	209,485
Total Exchange-Traded Funds
(Cost $207,424)		209,485
Total Investments - 98.9%
(Cost $18,489,932)		$21,513,900
Other Assets & Liabilities, net - 1.1%		235,187
Total Net Assets - 100.0%		$21,749,087

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,304,415	$—	$—	$21,304,415
Exchange-Traded Funds	209,485	—	—	209,485
Total Assets	$21,513,900	$—	$—	$21,513,900

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 96.3%
Consumer, Non-cyclical - 28.0%
Cintas Corp.	1,868	$291,091
Avery Dennison Corp.	2,346	269,462
UnitedHealth Group, Inc.	1,158	255,293
ABIOMED, Inc.*	1,359	254,690
Monster Beverage Corp.*	4,024	254,679
Centene Corp.*	2,520	254,218
Vantiv, Inc. — Class A*	3,293	242,200
Estee Lauder Companies, Inc. — Class A	1,892	240,738
Constellation Brands, Inc. — Class A	1,028	234,970
PayPal Holdings, Inc.*	3,142	231,314
Tyson Foods, Inc. — Class A	2,502	202,837
Vertex Pharmaceuticals, Inc.*	1,347	201,861
Alexion Pharmaceuticals, Inc.*	1,642	196,367
Sysco Corp.	3,156	191,664
IQVIA Holdings, Inc.*	1,875	183,562
Zoetis, Inc.	2,547	183,486
Moody's Corp.	1,234	182,151
S&P Global, Inc.	1,071	181,427
Edwards Lifesciences Corp.*	1,548	174,475
McCormick & Company, Inc.	1,698	173,043
AbbVie, Inc.	1,784	172,530
Global Payments, Inc.	1,663	166,699
Bristol-Myers Squibb Co.	2,713	166,253
Universal Health Services, Inc. — Class B	1,404	159,143
Molson Coors Brewing Co. — Class B	1,912	156,918
Regeneron Pharmaceuticals, Inc.*	403	151,512
Live Nation Entertainment, Inc.*	3,474	147,888
Clorox Co.	934	138,923
Total Consumer, Non-cyclical		5,659,394
Financial - 15.5%
Northern Trust Corp.	2,700	269,703
American Financial Group, Inc.	2,329	252,790
FNF Group	6,400	251,136
Fifth Third Bancorp	7,751	235,165
JPMorgan Chase & Co.	2,096	224,146
Bank of New York Mellon Corp.	4,028	216,948
Equinix, Inc. REIT	447	202,589
Cincinnati Financial Corp.	2,645	198,295
Visa, Inc. — Class A	1,694	193,150
Citigroup, Inc.	2,583	192,201
American Tower Corp. — Class A REIT	1,310	186,898
Signature Bank*	1,299	178,301
Liberty Property Trust REIT	3,589	154,363
PNC Financial Services Group, Inc.	878	126,687
American Campus Communities, Inc. REIT	3,080	126,372
CIT Group, Inc.	2,545	125,291
Total Financial		3,134,035
Industrial - 12.6%
Lennox International, Inc.	1,155	240,540
WestRock Co.	3,580	226,291
TransDigm Group, Inc.	807	221,618
Hubbell, Inc.	1,599	216,409
Northrop Grumman Corp.	697	213,916
Raytheon Co.	1,015	190,668
General Dynamics Corp.	888	180,664
FedEx Corp.	659	164,447
Ball Corp.	4,221	159,765
Johnson Controls International plc	4,141	157,814
FLIR Systems, Inc.	3,362	156,736
Agilent Technologies, Inc.	2,280	152,692
Jabil, Inc.	5,683	149,179
United Parcel Service, Inc. — Class B	1,006	119,865
Total Industrial		2,550,604
Consumer, Cyclical - 12.0%
Burlington Stores, Inc.*	2,145	263,899
Nike, Inc. — Class B	4,117	257,519
Home Depot, Inc.	1,299	246,200
Costco Wholesale Corp.	1,308	243,445
Lennar Corp. — Class A	3,722	235,379
Darden Restaurants, Inc.	2,359	226,511
Southwest Airlines Co.	3,163	207,018
CarMax, Inc.*	3,055	195,917
Lear Corp.	1,062	187,613
Wyndham Worldwide Corp.	1,549	179,483
TJX Companies, Inc.	2,307	176,393
Total Consumer, Cyclical		2,419,377
Technology - 11.0%
IPG Photonics Corp.*	1,204	257,812
KLA-Tencor Corp.	2,258	237,248
Intel Corp.	5,086	234,770
salesforce.com, Inc.*	2,290	234,107
Red Hat, Inc.*	1,739	208,854
Texas Instruments, Inc.	1,915	200,003
Cognizant Technology Solutions Corp. — Class A	2,593	184,155
MSCI, Inc. — Class A	1,452	183,736
Analog Devices, Inc.	1,973	175,656
Apple, Inc.	973	164,661
Intuit, Inc.	938	147,997
Total Technology		2,228,999
Communications - 8.9%
Facebook, Inc. — Class A*	1,368	241,397
Alphabet, Inc. — Class C*	230	240,672
CDW Corp.	3,232	224,592
Amazon.com, Inc.*	190	222,199
Twenty-First Century Fox, Inc. — Class A	5,797	200,171
AT&T, Inc.	4,747	184,563
Verizon Communications, Inc.	3,446	182,397
VeriSign, Inc.*	1,463	167,426
Scripps Networks Interactive, Inc. — Class A	1,630	139,169
Total Communications		1,802,586
Energy - 5.6%
Diamondback Energy, Inc.*	1,766	222,957
Pioneer Natural Resources Co.	1,080	186,678
Andeavor	1,506	172,196
Valero Energy Corp.	1,557	143,104
Phillips 66	1,326	134,125
Halliburton Co.	2,730	133,415

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Energy - 5.6% (continued)
Range Resources Corp.	7,509	$128,104
Total Energy		1,120,579
Utilities - 2.7%
Exelon Corp.	3,769	148,536
Vistra Energy Corp.*	8,084	148,099
NiSource, Inc.	5,213	133,818
AES Corp.	11,410	123,570
Total Utilities		554,023
Total Common Stocks
(Cost $15,891,337)		19,469,597

EXCHANGE-TRADED FUNDS† - 3.2%
SPDR S&P 500 ETF Trust	2,435	649,804
Total Exchange-Traded Funds
(Cost $651,947)		649,804
Total Investments - 99.5%
(Cost $16,543,284)		$20,119,401
Other Assets & Liabilities, net - 0.5%		102,068
Total Net Assets - 100.0%		$20,221,469

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,469,597	$—	$—	$19,469,597
Exchange-Traded Funds	649,804	—	—	649,804
Total Assets	$20,119,401	$—	$—	$20,119,401

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.8%
Financial - 22.6%
Citizens Financial Group, Inc.	1,309	$54,952
FNF Group	1,364	53,523
Progressive Corp.	926	52,152
Ally Financial, Inc.	1,747	50,943
Fifth Third Bancorp	1,652	50,122
KeyCorp	2,384	48,085
JPMorgan Chase & Co.	446	47,695
Cullen/Frost Bankers, Inc.	479	45,337
Bank of America Corp.	1,531	45,195
Chubb Ltd.	292	42,670
Cincinnati Financial Corp.	563	42,208
Citigroup, Inc.	550	40,926
Capital One Financial Corp.	409	40,728
Northern Trust Corp.	402	40,156
CME Group, Inc. — Class A	259	37,827
Realty Income Corp. REIT	655	37,348
Liberty Property Trust REIT	769	33,075
Comerica, Inc.	364	31,599
PNC Financial Services Group, Inc.	208	30,012
National Retail Properties, Inc. REIT	685	29,544
Huntington Bancshares, Inc.	1,994	29,033
Total Financial		883,130
Consumer, Non-cyclical - 18.9%
Avery Dennison Corp.	500	57,430
AbbVie, Inc.	497	48,065
Anthem, Inc.	205	46,127
Lamb Weston Holdings, Inc.	761	42,958
Sysco Corp.	673	40,871
Abbott Laboratories	714	40,748
Service Corporation International	991	36,984
McCormick & Company, Inc.	361	36,790
Bristol-Myers Squibb Co.	578	35,420
Mondelez International, Inc. — Class A	814	34,839
Eli Lilly & Co.	394	33,277
Altria Group, Inc.	466	33,277
Kroger Co.	1,190	32,666
Pfizer, Inc.	881	31,910
Johnson & Johnson	225	31,437
Colgate-Palmolive Co.	375	28,294
Ingredion, Inc.	199	27,820
Kellogg Co.	400	27,192
Philip Morris International, Inc.	257	27,152
PepsiCo, Inc.	195	23,384
Merck & Company, Inc.	373	20,989
Total Consumer, Non-cyclical		737,630
Technology - 12.8%
Applied Materials, Inc.	1,113	56,896
KLA-Tencor Corp.	481	50,539
Intel Corp.	929	42,883
Western Digital Corp.	519	41,276
Microsoft Corp.	477	40,803
DXC Technology Co.	399	37,865
Broadridge Financial Solutions, Inc.	418	37,862
Teradata Corp.*	965	37,114
Microchip Technology, Inc.	392	34,449
Oracle Corp.	690	32,623
Leidos Holdings, Inc.	483	31,187
International Business Machines Corp.	190	29,150
CSRA, Inc.	971	29,052
Total Technology		501,699
Industrial - 12.3%
WestRock Co.	762	48,166
Waste Management, Inc.	479	41,338
L3 Technologies, Inc.	206	40,757
Masco Corp.	924	40,600
Raytheon Co.	216	40,576
Arrow Electronics, Inc.*	491	39,482
General Dynamics Corp.	188	38,248
FLIR Systems, Inc.	797	37,156
TE Connectivity Ltd.	382	36,305
Johnson Controls International plc	817	31,136
Rockwell Collins, Inc.	229	31,057
Agilent Technologies, Inc.	443	29,668
United Parcel Service, Inc. — Class B	238	28,358
Total Industrial		482,847
Energy - 8.0%
Marathon Petroleum Corp.	591	38,994
Andeavor	322	36,818
HollyFrontier Corp.	702	35,956
Valero Energy Corp.	369	33,915
ConocoPhillips	579	31,781
Phillips 66	314	31,761
Chevron Corp.	232	29,044
Devon Energy Corp.	698	28,897
Energen Corp.*	454	26,137
Range Resources Corp.	1,266	21,598
Total Energy		314,901
Consumer, Cyclical - 8.0%
Delta Air Lines, Inc.	1,122	62,832
Darden Restaurants, Inc.	484	46,474
Allison Transmission Holdings, Inc.	909	39,150
BorgWarner, Inc.	741	37,858
Hasbro, Inc.	405	36,811
Nordstrom, Inc.	705	33,403
Aptiv plc	376	31,896
CVS Health Corp.	335	24,287
Total Consumer, Cyclical		312,711
Utilities - 5.9%
NextEra Energy, Inc.	254	39,672
NRG Energy, Inc.	1,392	39,644
DTE Energy Co.	315	34,480
Vistra Energy Corp.*	1,746	31,987
Alliant Energy Corp.	710	30,253
Exelon Corp.	754	29,715
PPL Corp.	830	25,689
Total Utilities		231,440
Communications - 4.7%
Twenty-First Century Fox, Inc. — Class A	1,236	42,679

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.8% (continued)
Communications - 4.7% (continued)
AT&T, Inc.	1,012	$39,346
Verizon Communications, Inc.	734	38,851
Symantec Corp.	1,284	36,029
Time Warner, Inc.	284	25,978
Total Communications		182,883
Basic Materials - 1.6%
Chemours Co.	642	32,139
Newmont Mining Corp.	797	29,903
Total Basic Materials		62,042
Total Common Stocks
(Cost $3,250,015)		3,709,283

EXCHANGE-TRADED FUNDS† - 3.2%
iShares S&P 500 Value ETF	1,091	124,636
Total Exchange-Traded Funds
(Cost $124,555)		124,636
Total Investments - 98.0%
(Cost $3,374,570)		$3,833,919
Other Assets & Liabilities, net - 2.0%		79,265
Total Net Assets - 100.0%		$3,913,184

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,709,283	$—	$—	$3,709,283
Exchange-Traded Funds	124,636	—	—	124,636
Total Assets	$3,833,919	$—	$—	$3,833,919

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund, and RBP® Large-Cap Value Fund (the “Funds”).

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

(b) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Directional Allocation Fund	$582,030,726	$122,471,537	$(4,678,933)	$117,792,604
RBP® Dividend Fund	17,127,206	1,514,019	(244,666)	1,269,353
RBP® Large-Cap Defensive Fund	18,544,960	3,065,484	(96,544)	2,968,940
RBP® Large-Cap Market Fund	16,613,548	3,654,876	(149,023)	3,505,853
RBP® Large-Cap Value Fund	3,400,209	463,580	(29,870)	433,710

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Date	February 28, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

Date	February 28, 2018

*	Print the name and title of each signing officer under his or her signature.